UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number: 811-6525
CALVERT MUNICIPAL FUND, INC.
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (301) 951-4800
Date of fiscal year end: December 31
Date of reporting period: Fiscal quarter ended March 31, 2006

Item 1. Schedule of Investments.
CALVERT CALIFORNIA LIMITED-TERM MUNICIPAL FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2006

	PRINCIPAL
Municipal Obligations - 97.1%	AMOUNT	VALUE

ABN AMRO MuniTOPS Certificate Trust, 3.18%, 7/5/06 (r)	$300,000	$300,000
Alameda-Contra Costa California Schools Financing Authority COPs, 3.18%, 8/1/24 (r)	415,000	415,000
California State CSUCI Financing Authority Revenue Bonds, 3.15%, 8/1/31 (mandatory put, 8/1/2008 @ 100) (r)	1,000,000	985,760
California State Department of Water Resources Revenue Bonds:
5.50%, 5/1/08	310,000	321,123
6.00%, 12/1/10 (Prerefunded)	430,000	474,333
6.00%, 12/1/10 (Unrefunded Balance)	570,000	626,789
California State Economic Recovery GO Bonds, 5.00%, 7/1/23 (mandatory put, 7/1/07 @ 100) (r)	700,000	712,033
California State GO Bonds, 5.00%, 3/1/07	600,000	607,506
California State Housing Finance Agency Revenue Bonds, 3.15%, 2/1/32 (r)	400,000	400,000
California State Pollution Control Financing Authority Revenue Bonds, 3.27%, 6/1/11 (r)	550,000	550,000
California State Public Works Board Revenue Bonds, 5.00%, 6/1/07	700,000	710,878
California Statewide Communities Development Authority Bonds, 3.01%, 3/1/31 (r)	200,000	200,000
California Statewide Communities Development Authority Revenue COPs:
6.00%, 6/1/08	500,000	525,335
3.03%, 8/15/27 (r)	300,000	300,000
Freemont California COPs, 3.15%, 8/1/25 (r)	470,000	470,000
Inland Valley California Development Agency Tax Allocation Bonds, 3.28%, 3/1/27 (r)	580,000	580,000
Long Beach California Harbor Revenue Bonds, 5.00%, 5/15/09	1,000,000	1,036,610
Los Angeles California Community Redevelopment Agency COPs, 3.06%, 12/1/14 (r)	300,000	300,000
Los Angeles California MFH Revenue Bonds, 5.85%, 12/1/27 (mandatory put, 12/1/2007 @ 100)	310,000	316,525
Modesto California Irrigation District Financing Authority Revenue Bonds, 3.21%, 10/1/15 (r)	500,000	500,000
Oxnard California Industrial Development Financing Authority Revnue Bonds, 3.52%, 12/1/34 (r)	600,000	600,000
Port of Oakland California Revenue Bonds, 5.50%, 11/1/08	1,000,000	1,042,600
Puerto Rico Highway & Transportation Authority Revenue Bonds, 3.16%, 7/1/09 (r)	400,000	400,000
Riverside County California IDA Revenue Bonds, 3.39%, 6/1/26 (r)	400,000	400,000
San Bernardino County California MFH Revenue Bonds, 3.15%, 2/1/23 (r)	450,000	450,000
Southern California Rapid Transit District Special Assessment Revenue Bonds, 5.90%, 9/1/07	750,000	774,968
Victorville California MFH Revenue Bonds, 3.28%, 12/1/15 (r)	450,000	450,000

TOTAL INVESTMENTS (Cost $14,446,948) - 97.1%		14,449,460
Other assets and liabilities, net - 100.0%		424,638

NET ASSETS - 100%		$14,874,098

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Abbreviations:
COPs: Certificates of Participation
GO: General Obligation
IDA: Industrial Development Authority
MFH: Multi-Family Housing
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT NATIONAL MUNICIPAL INTERMEDIATE FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2006

	PRINCIPAL
Municipal Obligations - 98.2%	AMOUNT	VALUE

Alabama - 5.7%
Alabama State Board of Education Revenue Bonds, 5.00%, 5/1/17	$1,930,000	$2,045,086
Montgomery Alabama BMC Special Care Facilities Financing Authority Revenue Bonds, STEP, 0.00%, 11/15/10	2,000,000	1,937,780

Arkansas - 1.3%
Greene County Arkansas Sales and Use Tax Revenue Bonds, 4.75%, 6/1/11	890,000	931,198

California - 5.6%
ABN AMRO MuniTOPS Certificate Trust VRDN, 3.17%, 7/4/07 (e)(r)	1,200,000	1,200,000
Long Beach California Harbor Revenue Bonds, 5.00%, 5/15/10	1,680,000	1,755,398
Riverside County California IDA Revenue VRDN, 3.39%, 6/1/26 (r)	900,000	900,000

Colorado - 3.1%
Lakewood City Colorado Plaza Metropolitan District Public Number 1 Tax Allocation and Revenue Bonds, 7.375%, 12/1/13	2,000,000	2,188,620

Florida - 3.0%
Dade County Florida Education Facilities Authority Revenue Bonds, 6.00%, 4/1/08	1,000,000	1,044,540
Miami-Dade County Florida School Board Revenue COPs, 5.00%, 11/1/22	1,000,000	1,052,890

Georgia - 3.1%
George L Smith II Congress Center Authority Revenue Bonds, 6.00%, 7/1/09	2,000,000	2,132,560

Hawaii - 3.3%
Honolulu Hawaii MFH Revenue VRDN, 4.15%, 6/1/20 (r)	2,275,000	2,275,000

Illinois - 2.4%
Chicago Illinois Development Tax Allocation Bonds, 6.25%, 11/15/13	1,500,000	1,651,530

Kansas - 1.6%
Butler County Kansas Unified School District GO Bonds, 5.00%, 9/1/20	1,055,000	1,111,221

Kentucky - 1.5%
Kentucky Housing Corp. Revenue Bonds, 5.00%, 6/1/35 (mandatory put, 6/1/23 @ 100) (r)	1,000,000	1,009,130

	PRINCIPAL
Municipal Obligations - 98.2%	AMOUNT	VALUE

Louisiana - 1.5%
New Orleans Louisiana Audubon Commission GO Bonds, 5.00%, 10/1/13	1,000,000	1,052,990

Maryland - 0.5%
Cecil County Maryland Health Department COPs, 7.875%, 7/1/14 (r)	316,000	316,787

Massachusetts - 0.7%
Massachusetts State Housing Finance Agency Revenue Bonds, 5.40%, 12/1/23	480,000	491,842

Michigan - 4.1%
L’Anse Creuse Michigan Public Schools GO Bonds, 5.00%, 5/1/21	1,355,000	1,424,606
Rockford Michigan Public School District GO Bonds, 5.00%, 5/1/19	1,345,000	1,409,547

Mississippi - 1.5%
Mississippi State Development Bank SO Revenue Bonds, 5.00%, 1/1/18	1,000,000	1,055,010

Missouri - 3.8%
St. Louis County Missouri Convention and Sports Facility Revenue Bonds, 5.25%, 8/15/10	2,000,000	2,118,860
St. Louis Missouri Airport Revenue Bonds, 5.50%, 7/1/10	465,000	492,170

New Jersey - 3.2%
New Jersey State Transportation Authority Revenue Bonds:
6.50%, 6/15/11 (Series B, Prerefunded)	745,000	841,165
6.50%, 6/15/11 (Series B, Unrefunded Balance)	1,255,000	1,409,239

New York - 3.2%
New York State Dormitory Authority Revenue Bonds, 5.50%, 5/15/13	1,000,000	1,095,880
New York State Local Government Assistance Corp. Revenue Bonds, 6.00%, 4/1/14	1,000,000	1,133,580

Ohio - 7.5%
Hancock County Ohio GO Bonds, 5.00%, 12/1/19	1,925,000	2,043,060
Ohio State Building Authority Revenue Bonds, 5.00%, 4/1/20	1,600,000	1,675,648
Ohio State Water Development Authority Revenue Bonds, 5.00%, 12/1/12	1,425,000	1,516,599

Oklahoma - 7.4%
Citizen Potawatomi Nation Revenue Bonds, 5.75%, 9/1/11	2,205,000	2,254,193
Oklahoma State Industries Authority Revenue Bonds, 5.50%, 8/15/09	2,760,000	2,907,053

Oregon - 1.9%
Oregon State Department of Administrative Services COPs, 5.00%, 5/1/17	1,235,000	1,298,368

Pennsylvania - 6.8%
Ridley Park Pennsylvania Hospital Authority Revenue Bonds, 6.00%, 12/1/13	1,000,000	1,079,910
South Wayne County Pennsylvania Water and Sewer Authority Revenue Bonds:
5.95%, 10/15/10	670,000	725,838
5.95%, 10/15/11	730,000	799,438
5.95%, 10/15/12	285,000	314,848
York County Pennsylvania Solid Waste and Refuse Authority Revenue Bonds, 5.50%, 12/1/12	1,655,000	1,804,480

	PRINCIPAL
Municipal Obligations - 98.2%	AMOUNT	VALUE

Puerto Rico - 1.6%
Puerto Rico Commonwealth Highway and Transportation Authority Revenue Bonds, 6.25%, 7/1/13	1,000,000	1,141,670

South Carolina - 3.6%
Charleston County South Carolina Resource Recovery Revenue Bonds, 5.25%, 1/1/10	2,415,000	2,529,278

Tennessee - 3.5%
Knox County Tennessee Health Educational and Housing Facilities Revenue Bonds, 7.25%, 1/1/09	1,250,000	1,361,225
Memphis-Shelby County Tennessee Airport Authority Revenue Bonds, 6.25%, 2/15/09	1,000,000	1,063,360

Texas - 11.0%
Amarillo Texas Health Facilities Corp. Revenue Bonds, 5.50%, 1/1/12	2,710,000	2,909,591
Bexar County Texas State Revenue Bonds, 5.75%, 8/15/11	2,000,000	2,152,720
Houston Texas Hotel Occupancy Tax and Special Revenue Bonds, 5.75%, 9/1/12	2,100,000	2,289,042
Mesquite Texas Independent School District No 1 GO Bonds, Zero Coupon, 8/15/19	500,000	262,675

Vermont - 1.9%
University of Vermont and State Agriculture College Revenue Bonds, 5.00%, 10/1/19	1,265,000	1,342,582

Virginia - 2.8%
Chesterfield County Virginia IDA Pollution Control Revenue Bonds, 5.875%, 6/1/17	750,000	814,762
Virginia Pocahontas Parkway Association Revenue Bonds, Zero Coupon, 8/15/06	1,150,000	1,125,735

West Virginia - 1.1%
West Virginia State Economic Development Authority Commonwealth Development Revenue Bonds, 6.68%, 4/1/25 (g)(r)	982,500	734,242

TOTAL INVESTMENTS (Cost $67,313,508) - 98.2%		68,222,946
Other assets and liabilities, net - 1.8%		1,222,479

NET ASSETS - 100%		$69,445,425

			Underlying	Unrealized
	Number of	Expiration	Face Amount	Appreciation
Futures	Contracts	Date	at Value	(Depreciation)

Sold:

5 Year U.S. Treasury Notes	35	6/06	$3,655,313	$ 18,535
10 Year U.S. Treasury Notes	15	6/06	1,595,859	19,898

				$ 38,433

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	Subsequent to period end, this security defaulted on the interest payment due April 1, 2006 totaling $33,150.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Abbreviations:
COPs: Certificates of Participation
GO: General Obligation
IDA: Industrial Development Authority
MFH: Multi-Family Housing
STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
SO: Special Obligation
VRDN: Variable Rate Demand Notes
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: The Calvert Municipal Fund, Inc. is comprised of two series, Calvert National Municipal Intermediate Fund (“National”) and Calvert California Limited-Term Municipal Fund (“California”), (each a “Fund”). Each Fund is registered under the Investment Company Act of 1940 as a non-diversified open-end management investment company. The operations of each Fund are accounted for separately. Class A shares are sold with a maximum front-end sales charge of 2.75% and 1.00% for National and California, respectively.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors to value their investments wherever possible. Municipal securities are valued utilizing a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Short-term notes are stated at amortized cost, which approximates fair value. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Other securities for which market quotations are not available or deemed inappropriate are fair valued in good faith under the direction of the Board of Directors.
In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At March 31, 2006, no securities were fair valued under the direction of the Board of Directors.
Futures Contracts: The Funds may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Redemption Fees: The Funds charge a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase (National) or five days of purchase (California) in the same Fund. The redemption fee is paid to the Fund, and is accounted for as an addition to paid-in-capital. It is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.
Expense Offset Arrangements: The Funds have arrangements with their custodian banks whereby the custodians’ and transfer agent’s fees may be paid indirectly by credits earned on the Funds’ cash on deposit with the banks. These credits are used to reduce the Funds’ expenses. Such deposit arrangements may be an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Funds intend to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
NOTE B — TAX INFORMATION
The following table presents the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at March 31, 2006:

	NATIONAL	CALIFORNIA

Federal income tax cost	$67,214,175	$14,446,890

Unrealized appreciation	1,488,382	93,553
Unrealized (depreciation)	(479,611)	(90,983)

Net appreciation (depreciation)	$1,008,771	$2,570

NOTE C — OTHER
The Board of Directors has approved a resolution to merge the California Limited-Term Municipal Fund into the Calvert Tax Free Reserves Limited Term Portfolio. California Limited-Term Municipal Fund shareholders will be asked to vote and approve the proposed merger.
Item 2. Controls and Procedures.
(a) The principal executive and financial officers concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
     Filed herewith.

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT MUNICIPAL FUND, INC.

By:	/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
President — Principal Executive Officer
Date: May 25, 2006
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
President — Principal Executive Officer
Date: May 25, 2006

/s/ Ronald M. Wolfsheimer
Ronald M. Wolfsheimer
Treasurer — Principal Financial Officer
Date: May 25, 2006